Average Annual Total Returns - MCL - Victory RS Partners Fund	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	0.77%	10.71%	8.56%	0.43%	7.58%	5.76%	0.69%	7.84%	6.22%	4.63%	9.65%	8.66%